Federated Hermes Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.0%
	Aerospace/Defense—1.5%
$ 21,175,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 21,312,955
15,650,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	15,589,356
19,150,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	19,132,095
7,725,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	6,961,538
28,175,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	25,248,322
17,925,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	16,949,970
7,675,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	7,811,615
	TOTAL	113,005,851
	Airlines—0.3%
11,025,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	10,858,192
8,825,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	8,461,807
	TOTAL	19,319,999
	Automotive—5.7%
37,325,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	34,952,810
4,395,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	4,420,161
13,750,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	13,561,419
575,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	479,505
1,700,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	1,423,090
3,800,000	Dana, Inc., Sr. Unsecd. Note, 5.625%, 6/15/2028	3,542,972
36,975,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	27,696,124
9,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	8,326,500
30,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	29,236,770
23,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	20,893,035
23,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	23,443,952
11,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	11,153,113
10,625,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	10,654,977
9,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	8,997,047
26,975,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	26,262,725
15,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	15,626,760
27,900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	27,198,047
10,700,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	9,532,737
8,025,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	6,963,894
13,100,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	12,934,219
80,275,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	81,114,676
55,950,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	45,455,738
25,325,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	21,890,677
	TOTAL	445,760,948
	Building Materials—3.2%
1,575,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	1,348,531
7,600,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	7,123,556
11,000,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	10,286,815
11,925,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	8,019,324
40,975,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	32,371,069
33,675,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	25,945,746
21,325,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	17,320,272
9,200,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	8,108,098
4,400,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	3,730,567
24,650,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	21,379,611
18,225,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	16,419,176

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 15,050,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	$ 12,270,641
21,650,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	18,942,451
6,250,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	5,953,500
31,025,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	29,802,770
24,050,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	20,378,286
15,375,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	12,745,509
		TOTAL	252,145,922
		Cable Satellite—8.5%
11,150,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	11,137,177
438,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	441,732
17,125,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	14,830,849
9,700,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	9,684,998
40,675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	35,345,558
8,775,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	7,270,263
31,525,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	28,077,426
4,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	3,453,379
31,800,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	28,982,361
6,225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	5,512,393
9,350,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	9,039,861
8,400,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	8,240,190
7,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	7,256,100
6,575,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	6,516,778
4,625,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	3,710,453
24,400,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	20,806,368
25,925,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	22,099,896
25,375,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	19,343,236
23,725,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	23,007,793
40,225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	32,606,586
5,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	4,840,525
25,400,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	23,385,526
18,200,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	16,987,061
8,100,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	6,586,313
14,700,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	10,517,997
21,050,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	17,530,124
24,525,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	16,063,875
16,350,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	14,960,250
14,100,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
11,850,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
7,950,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
6,050,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	5,718,218
15,125,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	13,177,127
9,825,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	9,140,492
24,325,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	21,994,665
3,600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	3,576,924
18,525,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	18,226,192
40,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	37,020,900
40,275,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	35,700,163
15,025,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	12,761,934
9,575,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	8,642,204
9,850,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	9,375,673
11,875,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	10,427,378
17,325,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	15,699,568
14,525,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	12,975,255
5,275,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	4,503,901

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 3,800,000	Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	$ 3,518,040
33,550,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	32,355,620
	TOTAL	663,049,322
	Chemicals—2.8%
7,350,000	Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	6,290,500
3,125,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	2,990,160
9,500,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	8,293,774
11,425,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	10,641,291
17,800,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	17,134,992
15,725,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	14,554,431
11,850,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	10,607,113
30,150,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	25,315,672
9,450,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	7,518,467
45,600,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	43,496,244
14,525,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	12,319,191
19,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	14,133,174
23,000,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	15,459,795
3,125,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	2,669,844
4,500,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	3,634,537
7,625,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	7,310,469
14,025,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	11,872,162
	TOTAL	214,241,816
	Construction Machinery—0.7%
31,725,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	27,591,867
3,650,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	3,335,224
2,500,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	2,200,588
12,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	11,838,512
10,600,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	10,598,198
1,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,746,304
	TOTAL	57,310,693
	Consumer Cyclical Services—2.5%
18,650,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	18,092,645
20,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	16,040,336
55,425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	50,892,066
12,075,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	10,914,411
28,325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	22,370,938
8,900,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	8,693,654
54,551,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	51,506,167
21,100,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	12,611,714
	TOTAL	191,121,931
	Consumer Products—1.5%
43,625,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	38,169,694
24,750,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	21,006,315
5,625,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	5,056,650
9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	9,673,882
24,025,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	19,895,102
13,175,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	11,210,344
5,925,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	5,496,331
6,700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	5,771,045
	TOTAL	116,279,363
	Diversified Manufacturing—1.2%
9,250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	8,218,619
55,575,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	54,392,642
5,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	6,106,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$ 20,600,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	$ 21,368,277
	TOTAL	90,086,038
	Finance Companies—2.0%
16,600,000	Ld Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	10,125,834
14,225,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	12,235,136
8,050,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	7,290,925
11,850,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	10,176,424
4,625,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	4,503,756
5,150,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	4,912,302
11,450,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	9,804,177
18,475,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	15,255,386
16,100,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	14,259,448
11,300,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	9,156,390
33,700,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	30,714,854
19,600,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	16,846,984
8,575,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	7,474,913
	TOTAL	152,756,529
	Food & Beverage—1.6%
2,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	2,121,791
3,650,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,574,481
24,450,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	24,525,306
11,150,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	10,800,392
4,450,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	3,918,888
5,700,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	5,686,008
17,025,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	15,152,250
1,525,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	1,506,258
9,925,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	9,397,486
9,675,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	9,542,501
12,792,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	12,775,179
5,125,000	US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	5,226,987
3,850,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	3,532,105
20,375,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	19,062,342
	TOTAL	126,821,974
	Gaming—4.0%
27,950,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	24,288,417
13,475,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	12,981,950
7,075,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	6,527,501
9,300,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	7,906,348
2,975,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	2,805,336
14,725,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	14,744,511
15,650,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	15,630,203
22,275,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	22,306,296
3,300,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	3,332,571
9,475,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	9,657,820
11,850,000	Midwest Gaming Borrower LLC, Sec. Fac. Bond, 144A, 4.875%, 5/1/2029	10,828,411
49,350,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	44,295,820
6,800,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	5,667,528
2,950,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	2,744,848
4,975,000	Raptor Acquistion Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	4,545,707
12,400,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	11,155,970
17,625,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.625%, 7/1/2025	18,330,000
14,975,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	15,257,878
33,600,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	30,529,464
4,300,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	3,758,050

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 3,200,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	$ 2,984,387
2,675,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	2,531,225
2,925,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	2,674,518
5,800,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	5,308,131
10,975,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	10,332,207
5,025,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 1/15/2028	4,693,185
6,625,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	6,318,991
11,450,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	11,127,823
1,500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	1,502,558
	TOTAL	314,767,654
	Health Care—7.0%
3,250,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	3,153,313
20,500,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	18,373,330
16,575,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	15,228,530
11,700,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	8,709,480
30,350,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	29,291,089
14,675,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	13,541,503
1,300,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	1,201,321
1,700,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	1,557,568
11,925,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	6,407,481
32,875,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	18,334,716
9,425,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	8,407,948
3,025,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	2,647,586
8,725,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	8,364,221
15,700,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	13,230,076
10,000,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	8,219,100
5,150,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	4,532,691
10,825,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	9,993,153
2,400,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	2,523,648
36,300,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	33,764,082
14,125,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	12,912,439
11,075,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	11,315,574
10,800,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	11,175,624
7,475,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	7,463,230
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,473,576
13,850,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	13,576,934
4,750,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	4,223,890
8,625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	6,675,966
24,000,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	22,637,280
12,625,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	11,665,879
16,725,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	15,138,968
54,925,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	49,702,731
11,300,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	10,535,894
48,700,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	41,530,142
19,850,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	13,582,232
4,600,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,531,000
1,550,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	1,463,417
5,250,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	4,893,525
5,000,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	4,726,158
12,875,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	12,697,325
16,425,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	16,218,784
1,925,000	Tenet Healthcare Corp., 144A, 6.125%, 6/15/2030	1,947,215
14,425,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	14,617,430
2,930,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	2,931,494

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 33,350,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	$ 32,555,103
		TOTAL	544,672,646
		Health Insurance—0.8%
1,850,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	1,660,033
9,150,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	7,813,907
8,225,000		Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	7,351,258
6,325,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	5,756,431
23,775,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	23,402,042
19,025,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	18,795,083
		TOTAL	64,778,754
		Independent Energy—4.9%
7,225,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	7,109,183
4,234,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	4,467,590
4,664,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	5,077,813
6,075,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	5,344,846
10,600,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	10,334,682
5,200,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	5,081,596
4,378,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	5,319,478
9,050,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	8,527,679
4,575,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	4,393,235
4,150,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	3,983,004
6,350,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	6,358,636
2,675,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	2,454,299
17,525,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	16,772,359
1,900,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2023	39,188
10,175,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	209,859
1,350,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	1,355,022
1,600,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	1,609,808
10,650,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	10,032,087
25,150,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	24,961,375
6,300,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	6,220,305
3,950,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	3,674,685
31,700,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	31,692,867
10,800,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	10,842,444
1,250,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	1,145,894
2,200,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	2,169,343
13,725,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	14,002,382
7,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	7,886,918
14,200,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	15,810,067
15,850,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	17,603,327
2,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,679,837
1,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.500%, 5/1/2031	1,568,349
9,850,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	10,849,184
10,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	12,586,298
2,250,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	2,242,182
14,625,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	14,314,219
10,019,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	10,009,432
4,821,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	4,847,732
5,500,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	5,895,835
5,500,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	5,260,530
12,200,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	11,802,341
9,150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	9,012,933
4,450,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	4,392,907
4,575,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,565,827

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 9,175,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	$ 9,094,444
5,950,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	5,555,634
7,675,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	7,568,318
9,875,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	10,310,833
1,300,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	1,398,930
15,150,000	Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	14,331,900
	TOTAL	382,767,636
	Industrial - Other—1.3%
4,300,000	Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	4,262,203
2,950,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	2,614,600
51,375,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	40,237,671
24,950,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	20,678,809
13,700,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	12,434,394
24,975,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	24,007,344
	TOTAL	104,235,021
	Insurance - P&C—5.7%
4,175,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	3,972,429
30,950,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	28,211,544
28,858,567	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 12.750%, 1/15/2027	28,714,274
21,400,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	19,074,141
31,650,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	31,225,864
54,450,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	46,646,169
17,725,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	17,451,281
25,125,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	22,291,862
114,950,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	113,641,869
79,900,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	70,332,774
8,125,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	7,342,969
54,750,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	53,484,591
	TOTAL	442,389,767
	Leisure—0.7%
29,650,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	26,621,549
23,800,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	22,517,337
2,492,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	2,565,863
	TOTAL	51,704,749
	Lodging—0.5%
3,875,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	3,351,468
9,275,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	8,437,375
3,550,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	3,558,875
13,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	13,091,372
4,850,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	4,721,863
7,025,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	6,464,938
	TOTAL	39,625,891
	Media Entertainment—7.6%
30,875,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	15,362,628
14,100,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	6,836,385
19,316,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	17,282,368
8,175,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	1,808,719
23,700,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	2,251,500
19,075,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	16,879,563
6,900,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	6,952,785
15,225,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	13,124,748
19,750,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	19,651,842
5,302,564	iHeartCommunications, Inc., 6.375%, 5/1/2026	5,167,190
7,825,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	7,042,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 5,800,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	$ 5,311,176
62,854,646	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	56,943,167
2,000,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	1,844,380
8,850,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	8,618,440
3,100,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	2,731,968
2,100,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,796,834
21,175,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	18,970,476
12,975,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	12,306,700
7,850,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	7,631,378
47,150,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	39,587,611
2,275,000	News Corp., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2032	2,175,401
16,650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	15,550,267
41,100,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	41,281,045
5,750,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	5,414,233
9,675,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	9,208,955
11,325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	11,151,269
6,800,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	6,678,348
12,700,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	12,481,560
2,450,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	2,097,055
3,500,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	2,961,446
5,150,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2025	5,104,860
16,600,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	14,575,834
5,825,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	5,234,141
12,900,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	10,820,198
16,300,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	15,641,806
2,775,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	2,363,135
22,625,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	20,247,458
10,400,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	8,330,684
7,700,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	7,539,378
37,175,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	36,415,886
56,500,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	45,355,032
14,425,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	13,063,568
5,075,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	5,145,060
24,050,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	20,384,299
6,700,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	6,147,518
1,250,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	1,141,400
	TOTAL	594,612,194
	Metals & Mining—0.6%
19,725,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	18,439,029
6,675,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	6,211,855
18,700,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	12,597,816
4,150,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	4,136,015
6,275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	6,171,619
	TOTAL	47,556,334
	Midstream—6.6%
7,125,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	7,171,455
5,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	5,118,467
17,250,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	17,493,915
11,900,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	11,642,008
23,650,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	23,575,266
31,325,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	30,805,005
12,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	13,569,916
18,200,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	17,744,090
4,550,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	4,234,753

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 4,350,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	$ 3,801,487
13,950,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	13,551,727
17,250,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	14,898,480
17,675,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	15,899,369
10,000,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	8,971,950
24,275,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	21,988,902
17,100,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	17,179,173
22,075,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	20,916,725
17,800,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	14,978,344
2,120,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,106,835
1,525,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	1,422,661
4,550,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	4,060,466
575,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	573,505
15,300,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	14,945,805
19,150,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	17,687,139
9,000,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	8,623,665
2,950,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	2,903,110
15,025,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	14,878,131
4,650,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	4,749,138
6,625,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	6,427,244
12,600,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	12,119,751
30,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	27,600,348
15,425,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	12,149,270
8,425,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.875%, 2/1/2031	7,930,732
15,800,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	15,540,722
4,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	4,320,645
24,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	23,801,082
7,700,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	6,563,057
8,275,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	7,997,788
5,100,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	5,068,482
3,750,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	3,670,106
35,000,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	30,738,805
3,675,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	3,293,958
5,550,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	4,846,963
5,925,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.550%, 2/1/2030	5,554,302
	TOTAL	513,114,742
	Oil Field Services—2.0%
29,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	26,718,071
31,000,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	28,980,048
1,275,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	1,264,341
16,425,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	14,955,045
8,850,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	7,721,182
11,525,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	10,353,694
9,200,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	8,550,526
27,250,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	24,959,774
33,125,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	31,103,878
	TOTAL	154,606,559
	Packaging—4.6%
33,629,354	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	25,535,777
21,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	18,580,194
39,575,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	30,222,767
23,450,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	17,908,374
13,875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	11,969,317
1,475,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	1,295,854

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 5,350,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	$ 5,407,887
7,500,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	7,427,250
25,200,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	23,178,078
70,550,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	67,462,732
8,600,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	8,545,175
5,425,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	4,556,864
10,700,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	10,064,527
4,488,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	4,493,498
24,475,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	23,423,857
5,463,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	5,263,109
3,950,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	3,758,702
2,525,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	2,503,285
20,175,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	17,821,687
23,375,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	21,564,723
7,350,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	7,257,611
39,450,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	37,779,124
	TOTAL	356,020,392
	Paper—0.5%
14,275,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	12,828,300
11,991,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	11,853,823
2,225,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	2,058,670
13,475,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	12,163,495
1,025,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	924,112
1,250,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,219,508
	TOTAL	41,047,908
	Pharmaceuticals—2.4%
9,700,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	7,755,877
5,550,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	4,960,063
5,050,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	4,211,776
2,100,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	1,794,492
7,925,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	4,244,987
15,050,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	7,657,666
9,500,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	4,910,740
11,475,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	5,914,961
30,225,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	16,225,233
24,725,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	13,498,614
20,150,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	12,797,164
11,175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	8,140,932
11,300,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	7,892,993
9,825,000	Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	8,800,645
13,500,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	911,250
5,325,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,727,003
18,300,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	17,660,964
14,297,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 144A, 10.000%, 6/15/2029	8,792,655
5,200,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	4,923,646
23,600,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	22,124,528
16,250,000	Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	14,564,225
	TOTAL	182,510,414
	Restaurant—1.5%
5,150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	4,770,498
10,225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	9,492,941
77,325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	67,377,139
6,050,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	6,073,111
4,975,000	Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	4,508,594

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurant—continued
$ 7,150,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	$ 6,812,627
5,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	5,765,061
13,200,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,865,380
	TOTAL	117,665,351
	Retailers—0.5%
5,825,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	5,409,153
5,675,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	5,022,375
5,600,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	4,900,000
3,850,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	2,829,172
7,525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	5,461,570
5,525,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	4,667,546
7,425,000	NMG Holding Co, Inc., 144A, 7.125%, 4/1/2026	7,274,050
	TOTAL	35,563,866
	Supermarkets—0.6%
6,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	6,327,366
21,750,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	19,092,911
9,325,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	9,060,450
10,675,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	11,035,691
	TOTAL	45,516,418
	Technology—7.7%
10,725,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	10,146,601
14,825,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	13,750,187
4,200,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	4,022,598
21,300,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	18,550,702
3,075,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	2,648,513
14,700,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	11,569,561
9,650,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	9,820,323
3,900,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	3,573,531
20,300,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	18,006,506
7,900,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	7,280,048
15,475,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	13,783,756
3,025,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	2,359,379
6,875,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	6,418,225
21,650,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	19,303,248
2,875,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	2,857,204
6,900,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	6,451,822
1,050,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	966,761
6,450,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	6,222,013
15,600,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	14,548,404
22,875,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	18,250,802
17,800,000	II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	16,978,085
35,275,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	25,835,057
48,725,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	42,902,362
60,250,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	54,601,562
5,500,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2031	5,017,870
19,125,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	18,403,414
9,225,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	8,788,128
14,725,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	14,226,780
6,000,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	5,878,110
13,050,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	12,724,236
7,625,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	7,033,119
8,000,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	7,131,113
3,000,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	2,808,570
20,525,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	16,993,819

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 30,300,000		Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	$ 22,341,387
37,400,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	27,063,388
2,500,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	2,381,836
17,275,000		Seagate HDD Cayman, Sr. Unsecd. Note, 3.125%, 7/15/2029	14,482,669
14,425,000		Seagate HDD Cayman, Sr. Unsecd. Note, 3.375%, 7/15/2031	11,610,119
3,100,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	2,881,424
4,450,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	3,872,657
39,150,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	38,664,736
6,925,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	6,052,450
10,950,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	9,689,267
2,275,000		Twitter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2030	2,199,252
23,350,000		Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	19,769,543
4,075,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	3,595,711
5,525,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	4,943,245
		TOTAL	599,400,093
		Transportation Services—0.4%
12,925,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	12,401,544
21,800,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	20,899,987
		TOTAL	33,301,531
		Utility - Electric—2.7%
13,300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	12,920,950
14,650,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	13,037,035
7,900,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	7,114,582
6,625,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	5,888,996
9,500,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	8,959,403
36,650,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	36,388,685
4,375,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,448,303
6,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	5,312,401
6,450,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	5,410,997
23,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	20,010,483
7,575,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	7,111,410
5,125,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	4,951,339
11,875,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	11,054,437
27,175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	26,153,220
8,750,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	8,629,688
9,250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	9,384,125
24,650,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	24,777,071
		TOTAL	211,553,125
		Wireless Communications—0.9%
20,425,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	21,429,501
7,400,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	7,908,195
2,600,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	2,838,768
10,075,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	9,030,122
10,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	8,909,476
9,775,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 3.375%, 4/15/2029	9,141,873
12,375,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	12,373,391
		TOTAL	71,631,326
		TOTAL CORPORATE BONDS (IDENTIFIED COST $8,267,349,926)	7,390,942,757
		COMMON STOCKS—0.5%
		Cable Satellite—0.0%
33,707	[2,3]	Intelsat Jackson Holdings S.A.	160,108
		Independent Energy—0.0%
11,351	[2,3]	Ultra Resources, Inc.	0

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Media Entertainment—0.0%
141,935	[3]	iHeartMedia, Inc.	$ 1,061,674
		Oil Field Services—0.4%
414,143	[2,3]	Superior Energy Services, Inc.	24,848,580
		Pharmaceuticals—0.1%
502,163	[3]	Mallinckrodt PLC	8,787,850
		TOTAL COMMON STOCKS (IDENTIFIED COST $24,478,391)	34,858,212
		FLOATING RATE LOAN—0.1%
		Independent Energy—0.1%
$ 9,122,000	[4]	Ascent Resources Utica Holdings LLC, Term Loan - 2nd Lien, 11.455% (3-month LIBOR + 9.000%), 11/1/2025 (IDENTIFIED COST $9,122,000)	9,657,917
		INVESTMENT COMPANY—2.7%
211,864,152		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[5] (IDENTIFIED COST $211,784,663)	211,758,220
		TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $8,512,734,980)	7,647,217,106
		OTHER ASSETS AND LIABILITIES - NET—1.7%	134,946,521
		TOTAL NET ASSETS—100%	$7,782,163,627
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2021	$227,231,971
Purchases at Cost	$1,409,540,188
Proceeds from Sales	$(1,424,869,668)
Change in Unrealized Appreciation/Depreciation	$35,151
Net Realized Gain/(Loss)	$(179,422)
Value as of 7/31/2022	$211,758,220
Shares Held as of 7/31/2022	211,864,152
Dividend Income	$460,472
Gain Distributions Received	$19,392

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	Non-income-producing security.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$7,390,942,757	$0	$7,390,942,757
Floating Rate Loan	—	9,657,917	—	9,657,917
Equity Securities:
Common Stocks
Domestic	1,061,674	—	25,008,688	26,070,362
International	8,787,850	—	—	8,787,850
Investment Company	211,758,220	—	—	211,758,220
TOTAL SECURITIES	$221,607,744	$7,400,600,674	$25,008,688	$7,647,217,106

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate